Stockholders' Equity - Schedule of Common Stock Reserved for Future Issuances (Detail)	Dec. 31, 2021 shares
Class Of Stock [Line Items]
Total common stock reserved for future issuances	465,945,709	[1]
Warrants [Member]
Class Of Stock [Line Items]
Total common stock reserved for future issuances	51,824,925
2021 Incentive Award Plan [Member]
Class Of Stock [Line Items]
Total common stock reserved for future issuances	200,569,979
2021 Employee Stock Purchase Plan [Member]
Class Of Stock [Line Items]
Total common stock reserved for future issuances	20,000,000
Employee Stock Option [Member]
Class Of Stock [Line Items]
Total common stock reserved for future issuances	25,228,853
Restricted Stock Units (RSUs) [Member]
Class Of Stock [Line Items]
Total common stock reserved for future issuances	168,321,952

[1]	Excludes unvested earnout shares which are restricted shares issued to equity holders of Old Ginkgo as part of the Business Combination (Note 3) and are recorded in equity as shares outstanding upon satisfying the vesting conditions.